SUPPLEMENT TO THE STATUTORY PROSPECTUS

FOR THE ICON DIVERSIFIED FUNDS

Supplement Effective February 18, 2016 to

the Statutory Prospectus (the “Prospectus”) dated January 22, 2016

This supplement relates to the ICON Bond Fund, ICON Equity Income Fund, ICON Fund, ICON Long/Short Fund, and ICON Risk-Managed Balanced Fund. The respective returns set forth in the Average Annual Total Returns for the Periods ended 12/31/15 table should be deleted and replaced with the following on the respective pages as stated below:

ICON Bond Fund – Page 5

		1 Year	5 Year	10 Year	Since Inception
ICON Bond Fund - Class A	Before Taxes	-4.47%	1.94%	N/A	1.63%

ICON Bond Fund - Class C	After Taxes on Distributions	-2.29%

	After Taxes on Distributions and Sale of Fund Shares	-0.61%

ICON Equity Income Fund – Page 9

		1 Year	5 Year	10 Year	Since Inception
ICON Equity Income Fund - Class A	Before Taxes	-9.91%	6.61%	N/A	3.95%

ICON Equity Income Fund - Class C	After Taxes on Distributions	-6.81%

	After Taxes on Distributions and Sale of Fund Shares	-3.02%

ICON Fund – Page 12

		1 Year	5 Year	10 Year	Since Inception
ICON Fund - Class A	Before Taxes	-16.85%	5.17%	N/A	-0.48%

ICON Fund - Class C	After Taxes on Distributions	-13.41%

	After Taxes on Distributions and Sale of Fund Shares	-7.59%

ICON Long/Short Fund – Page 16

		1 Year	5 Year	10 Year	Since Inception
ICON Long/Short Fund - Class A	Before Taxes	-13.28%	6.76%	N/A	1.01%

ICON Long/Short Fund - Class C	After Taxes on Distributions	-9.72%

	After Taxes on Distributions and Sale of Fund Shares	-5.50%

ICON Risk-Managed Balanced Fund – Page 24

		1 Year	5 Year	10 Year	Since Inception
ICON Risk-Managed Balanced Fund - Class A	Before Taxes	-5.85%	3.97%	N/A	2.67%

ICON Risk-Managed Balanced Fund - Class C	After Taxes on Distributions	-1.83%

	After Taxes on Distributions and Sale of Fund Shares	-0.97%